Net Loss Per Common Share Applicable to Common Stockholders (Details Textual) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Net Loss Per Common Share Applicable to Common Stockholders (Textual) [Abstract]
Total antidilutive securities	33,332,000	16,005,000
Net loss per common share applicable to common stockholders, dividends payable on preferred stock shares	$ 3.2	$ 4.5
Series D Preferred Stock [Member]
Net Loss Per Common Share Applicable to Common Stockholders (Textual) [Abstract]
Net loss per common share applicable to common stockholders, dividends payable on preferred stock shares	0.7	0.1
Redeemable preferred stock accretion and dividends	1.2	4.4
Series E Preferred Stock [Member]
Net Loss Per Common Share Applicable to Common Stockholders (Textual) [Abstract]
Redeemable preferred stock accretion and dividends	$ 1.3